SEGMENT INFORMATION (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SEGMENT INFORMATION
Revenue	₽ 8,266	₽ 6,033	₽ 3,972
Adjusted EBITDA	1,671	318	181
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	1,671	318	181
Depreciation and amortization	(269)	(279)	(200)
Finance expenses, net	85	(42)	(61)
Foreign currency exchange gain / (loss), net	(108)	53	(1)
IPO-related costs		(304)
Income from the depositary	45	6
Share-based payments	(657)	(2,549)	(558)
Profit/ (loss) before income tax	767	(2,797)	(639)
Listing revenue
SEGMENT INFORMATION
Revenue	4,812	3,699	2,383
Lead generation revenue
SEGMENT INFORMATION
Revenue	2,368	1,332	994
Display advertising revenue
SEGMENT INFORMATION
Revenue	650	601	456
Other revenue
SEGMENT INFORMATION
Revenue	436	401	139
Core Business
SEGMENT INFORMATION
Revenue	7,850	5,641	3,822
Adjusted EBITDA	2,369	1,223	659
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	2,369	1,223	659
Core Business | Listing revenue
SEGMENT INFORMATION
Revenue	4,805	3,699	2,383
Core Business | Lead generation revenue
SEGMENT INFORMATION
Revenue	2,356	1,329	991
Core Business | Display advertising revenue
SEGMENT INFORMATION
Revenue	646	596	439
Core Business | Other revenue
SEGMENT INFORMATION
Revenue	43	17	9
Mortgage Marketplace
SEGMENT INFORMATION
Revenue	229	295	110
Adjusted EBITDA	(155)	(475)	(246)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	(155)	(475)	(246)
Mortgage Marketplace | Listing revenue
SEGMENT INFORMATION
Revenue	7
Mortgage Marketplace | Lead generation revenue
SEGMENT INFORMATION
Revenue	12	3	3
Mortgage Marketplace | Display advertising revenue
SEGMENT INFORMATION
Revenue	4	5	17
Mortgage Marketplace | Other revenue
SEGMENT INFORMATION
Revenue	206	287	90
Valuation and Analytics
SEGMENT INFORMATION
Revenue	54	45	39
Adjusted EBITDA	(59)	(69)	(112)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	(59)	(69)	(112)
Valuation and Analytics | Other revenue
SEGMENT INFORMATION
Revenue	54	45	39
C2C Rental
SEGMENT INFORMATION
Revenue		3	1
Adjusted EBITDA	(5)	(143)	(120)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	(5)	(143)	(120)
C2C Rental | Other revenue
SEGMENT INFORMATION
Revenue		3	₽ 1
End-to-End Offerings
SEGMENT INFORMATION
Revenue	133	49
Adjusted EBITDA	(479)	(218)
Reconciliation of Adjusted EBITDA to Loss before income tax
Adjusted EBITDA	(479)	(218)
End-to-End Offerings | Other revenue
SEGMENT INFORMATION
Revenue	₽ 133	₽ 49